Share application monies (Details Narrative) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Allotment of equity shares		$ 109,074
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Allotment of equity shares	$ 786,853